[GRAPHIC OMITTED]
                                    COVERART

                            THE ARMADA ADVANTAGE FUND
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2002

                         [ARMADA ADVANTAGE LOGO OMITTED]

THE ARMADA ADVANTAGE FUND

ARMADA ADVANTAGE
BOND FUND

ARMADA ADVANTAGE
INTERNATIONAL EQUITY FUND

ARMADA ADVANTAGE
MID CAP GROWTH FUND

ARMADA ADVANTAGE
SMALL CAP GROWTH FUND


   Message from the President ............................................  1


FINANCIAL STATEMENTS

   Financial Highlights ..................................................  2

   Statements of Net Assets ..............................................  3

   Statements of Operations .............................................. 13

   Statements of Changes in Net Assets ................................... 14

   Notes to Financial Statements ......................................... 16




                  --------------------------------------------------------------
                   NOT FDIC INSURED (BULLET) NO BANK GUARANTEE o MAY LOSE VALUE
                  --------------------------------------------------------------
                  MUTUAL FUNDS INVOLVE RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. NATIONAL CITY INVESTMENT MANAGEMENT COMPANY (IMC) SERVES AS INVESTMENT ADVISER TO THE ARMADA ADVANTAGE FUND, FOR WHICH IT RECEIVES AN INVESTMENT ADVISORY FEE. THE ARMADA ADVANTAGE FUND IS DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO. (SIDC), OAKS, PA 19456. SIDC IS NOT AFFILIATED WITH IMC AND IS NOT A BANK. FOR MORE COMPLETE INFORMATION ABOUT THE ARMADA ADVANTAGE FUND, INCLUDING CHARGES, EXPENSES, AND PERFORMANCE, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-622-FUND (3863) FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                  FEDERAL INCOME TAX RULES WILL APPLY TO ANY CAPITAL GAINS DISTRIBUTIONS.

                                                      MESSAGE FROM THE PRESIDENT
                                                       THE ARMADA ADVANTAGE FUND

August 2002

DEAR INVESTORS:

On behalf of the Board of Trustees, I am pleased to present the following report summarizing financial statements and fund performance for The Armada Advantage Fund for the six month period ended June 30, 2002.

Recently, concerns of investor confidence have made the headlines in the wake of ongoing corporate accounting scandals. Despite the volatility of today's markets, National City Investment Management Co., adviser to The Armada Advantage Fund, remains committed to style purity in its portfolios - no matter what the markets are doing. Investors can be assured that the management teams responsible for their investments are not chasing portfolio returns by shifting assets away from their stated investment objectives and into the "hot" sector of the market.

Each of the portfolios offered in The Armada Advantage Fund is managed by a team of professionals who focus on the prescribed management style or market sector; working to uncover the best opportunities within the boundaries of their funds' investment objectives. The teams collaborate to seek returns for their investors that are higher, more consistent, and less volatile than those of their benchmark indices or peers. We appreciate your continued investment with The Armada Advantage Fund and will continue our commitment to investment quality and style purity.

If you have questions about The Armada Advantage Fund or require assistance, please call your Financial Consultant or Investor Services at 1-800-622-FUND
(3863).

Sincerely,


/S/SIGNATURE OMITTED
Herbert R. Martens, Jr.
President

                                                     JUNE 30, 2002 (UNAUDITED) 1

FINANCIAL HIGHLIGHTS
THE ARMADA ADVANTAGE FUND
SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED),
   AND THE YEARS ENDED DECEMBER 31,


         Net Asset                       Realized and                        Distributions   Net Asset
           Value,                          Unrealized      Dividends from        from Net      Value
         Beginning    Net Investment     Gains/(Losses)   Net Investment    Realized Capital    End
         of Period     Income/(Loss)     on Securities         Income            Gains       of Period   Total Return+
------------------------------------------------------------------------------------------------------------------------
 BOND FUND
------------------------------------------------------------------------------------------------------------------------
2002*     $ 9.64         $ 0.191             $ 0.15            $(0.00)          $(0.00)        $ 9.98         3.42%
20012       9.68           0.461               0.14             (0.64)           (0.00)          9.64         6.32
2000        9.72           .0.67               0.07             (0.78)           (0.00)          9.68         7.84
1999       10.92           .0.96              (1.19)            (0.83)           (0.14)          9.72        (1.96)
1998       10.70           .0.51               0.20             (0.49)           (0.00)         10.92         6.71
1997       10.33           .0.48               0.30             (0.41)           (0.00)         10.70         7.69
------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
2002*     $ 7.58          $ 0.021            $(0.27)           $(0.00)          $(0.00)        $ 7.33        (3.17)%
2001       12.05           (0.03)1            (3.19)            (0.00)           (1.25)          7.58       (25.59)
2000       20.51           (0.18)1            (3.22)            (0.00)           (5.06)         12.05       (18.27)
1999       13.83           (0.10)1             7.54             (0.00)           (0.76)         20.51        55.70
1998       12.44           (0.10)              1.55             (0.00)           (0.06)         13.83        11.61
1997       12.18           (0.06)              0.32             (0.00)           (0.00)         12.44         2.13
------------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
2002*     $ 4.13          $(0.03)1           $(0.79)           $(0.00)          $(0.00)        $ 3.31       (19.85)%
2001       13.63           (0.07)1            (4.00)            (0.00)           (5.43)          4.13       (19.72)
2000       21.27           (0.19)1            (0.29)            (0.00)           (7.16)         13.63        (8.86)
1999       15.70           (0.41)              7.08             (0.00)           (1.10)         21.27        44.36
1998       14.23           (0.16)              1.63             (0.00)           (0.00)         15.70        10.33
1997       14.60           (0.11)              1.90             (0.00)           (2.16)         14.23        12.58
------------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
2002*     $ 9.76          $(0.08)1           $(2.04)           $(0.00)          $(0.00)        $ 7.64       (21.72)%
2001       15.41           (0.19)1            (2.06)            (0.00)           (3.40)          9.76        (9.41)
2000       20.77           (0.16)1            (2.85)            (0.00)           (2.35)         15.41       (16.75)
1999       16.69           (0.22)              5.16             (0.00)           (0.86)         20.77        31.24
1998       17.12           (0.20)             (0.23)            (0.00)           (0.00)         16.69        (2.51)
1997       18.20           (0.20)             (0.79)            (0.00)           (0.09)         17.12        (5.47)

                                                                                  Ratio of Net
                                             Ratio of Net        Ratio of          Investment
                               Ratio of       Investment        Expenses to     Income/(Loss) to
                              Expenses to   Income/(Loss) to    Average Net        Average Net      Portfolio
           Net Assets End      Average         Average Net    Assets (Before)    Assets (Before)     Turnover
           of Period (000)    Net Assets        Assets         Fee Waivers)       Fee Waivers)         Rate
------------------------------------------------------------------------------------------------------------------------
 BOND FUND
------------------------------------------------------------------------------------------------------------------------
2002*           $ 5,337           1.90%            3.99%            1.90%             3.99%              53%
20012             5,683           1.72             4.64             1.72              4.64               55
2000              6,438           1.71             5.45             1.71              5.45              127
1999              7,470           1.29             5.25             1.29              5.25              242
1998             12,337           1.44             5.00             1.50              4.94              190
1997             11,856           1.36             5.36             1.36              5.36              144
------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
2002*           $10,543           2.18%           0.64%             2.68%             0.14%              17%
2001             11,404           2.28           (0.34)             2.78             (0.84)             131
2000             16,253           2.30           (1.08)             2.56             (1.34)             137
1999             20,584           2.01           (0.69)             2.01             (0.69)             115
1998             18,371           2.05           (0.66)             2.11             (0.72)              73
1997             18,784           1.90           (0.46)             1.90             (0.46)              34
------------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
2002*           $ 8,653           1.70%          (1.37)%            2.20%            (1.87)%             29%
2001             11,944           1.35           (0.88)             1.85             (1.38)              89
2000             17,882           1.51           (0.91)             1.61             (1.01)             191
1999             22,967           1.59           (1.09)             1.59             (1.09)             139
1998             29,066           1.51           (0.98)             1.57             (1.04)              71
1997             31,059           1.53           (0.88)             1.53             (0.88)              55
------------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
2002*           $ 6,993           2.22%          (1.98)%            2.22%            (1.98)%             59%
2001              9,650           1.87           (1.51)             1.87             (1.51)             153
2000             12,264           1.67           (0.80)             1.67             (0.80)             145
1999             16,473           1.65           (1.08)             1.65             (1.08)             135
1998             22,454           1.53           (1.14)             1.60             (1.21)              83
1997             26,860           1.55           (1.20)             1.55             (1.20)              51


* FOR THE SIX MONTHS ENDED JUNE 30, 2002. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+  TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
1  PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2 AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE BOND FUND IMPLEMENTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE, AUDITS OF INVESTMENT COMPANIES, AND BEGAN AMORTIZING PREMIUMS AND DISCOUNTS ON FIXED INCOME SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE BY $0.01 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.55% TO 4.64%

SEE NOTES TO FINANCIAL STATEMENTS.


2  JUNE 30, 2002 (UNAUDITED)

                                                         STATEMENT OF NET ASSETS
                                                       THE ARMADA ADVANTAGE FUND
BOND FUND
--------------------------------------------------------------------------------
                                                            Par          Value
                                                           (000)         (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 10.5%
U.S. TREASURY BOND -- 3.9%
   6.250%, 08/15/23                                         $195         $  209
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 6.6%
   4.875%, 02/15/12                                           55             55
   4.375%, 05/15/07                                           70             71
   3.250%, 05/31/04                                          225            227
                                                                         ------
                                                                            353
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations (Cost $539)                                 562
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.9%
FEDERAL HOME LOAN BANK -- 8.2%
   3.750%, 04/15/04                                          435            440
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.9%
   6.250%, 07/15/04                                           55             59
   5.750%, 01/15/12                                           30             31
   4.875%, 03/15/07                                           10             10
                                                                         ------
                                                                            100
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.8%
   6.625%, 11/15/30                                           40             42
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (Cost $574)                        582
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 24.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.1%
   7.000%, 11/01/28                                           54             56
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 19.4%
   6.500%, 11/01/31 to 04/01/32                              561            572
   6.000%, 08/01/28                                          412            416
   5.735%, 01/01/09                                           48             49
                                                                         ------
                                                                          1,037
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 3.6%
   6.500%, 09/15/23 to 04/15/29                              188            194
--------------------------------------------------------------------------------
Total U.S. Government Mortgage-Backed Obligations (Cost $1,253)           1,287
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.4%
  Bank of America Mortgage Securities,
   Series 2001-C, Cl A3
   5.983%, 07/25/31                                           63             64
  Vendee Mortgage Trust, Series 1999-3, Cl D
   6.500%, 06/15/25                                          115            119
--------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations (Cost $170)                       183
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                            Par          Value
                                                           (000)         (000)
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES -- 13.8%
  Bank of America Commercial Mortgage Securities,
   Series 2001-1, Cl A2
   6.503%, 04/15/36                                         $ 90         $   95
  Chase Commercial Mortgage Securities,
   Series 1999-2, Cl A2
   7.198%, 11/15/09                                          110            121
  GMAC Commercial Mortgage Securities,
   Series 2001-C1, Cl A2
   6.465%, 04/15/34                                           80             85
  Prudential Securities Secured Financing,
   Series 1999-NRF1, Cl A2
   6.480%, 01/15/09                                           25             27
   6.350%, 09/15/07                                          155            164
  Salomon Brothers Mortgage Securities,
   Series 2001-MMA, Cl A2
   6.134%, 02/18/34                                          235            246
--------------------------------------------------------------------------------
Total Commercial Mortgage Backed Securities (Cost $701)                     738
--------------------------------------------------------------------------------
CORPORATE BONDS -- 27.0%
BASIC MATERIALS -- 2.6%
  Alcoa
   6.500%, 06/01/11                                           60             64
  E.I. du Pont de Nemours
   6.875%, 10/15/09                                           70             77
                                                                         ------
                                                                            141
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 2.9%
  Ford Motor
   7.450%, 07/16/31                                           65             61
  General Motors
   7.200%, 01/15/11                                           65             66
  Target
   5.500%, 04/01/07                                           25             26
                                                                         ------
                                                                            153
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 1.4%
  Coca-Cola Enterprises
   6.125%, 08/15/11                                           10             10
  General Mills
   6.000%, 02/15/12                                           15             15
  Kraft Foods
   5.250%, 06/01/07                                           15             15
  Kroger
   7.250%, 06/01/09                                           20             22
   6.375%, 03/01/08                                           10             10
                                                                         ------
                                                                             72
--------------------------------------------------------------------------------


                                                    JUNE 30, 2002 (UNAUDITED)  3

STATEMENT OF NET ASSETS
THE ARMADA ADVANTAGE FUND

BOND FUND
--------------------------------------------------------------------------------
                                                            Par          Value
                                                           (000)         (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
CONSUMER SERVICES -- 0.5%
  AOL Time Warner
   6.750%, 04/15/11                                          $ 5         $    5
  Comcast Cable Communications
   7.125%, 06/15/13                                            5              4
   6.750%, 01/30/11                                           20             18
                                                                         ------
                                                                             27
--------------------------------------------------------------------------------
ENERGY -- 2.2%
  Anadarko Petroleum
   5.375%, 03/01/07                                           15             15
  Conoco
   6.950%, 04/15/29                                           50             51
  TXU Holdings, Series J
   6.375%, 06/15/06                                           30             31
  Wisconsin Energy
   5.500%, 12/01/08                                           20             20
                                                                         ------
                                                                            117
--------------------------------------------------------------------------------
FINANCIALS -- 13.1%
  Bank of America
   5.250%, 02/01/07                                           15             15
  Bank One
   6.500%, 02/01/06                                           25             27
   6.000%, 08/01/08                                           35             36
  BankBoston NA
   6.500%, 12/19/07                                           30             32
  BB&T
   6.500%, 08/01/11                                           15             16
  Bear Stearns
   6.500%, 05/01/06                                           60             63
  First Union National Bank
   7.800%, 08/18/10                                           30             34
  General Electric Capital, Cl A (MTN)
   5.875%, 02/15/12                                           55             55
  General Motors Acceptance
   6.875%, 09/15/11                                           20             20
  Goldman Sachs Group
   6.600%, 01/15/12                                           15             15
  Household Finance
   6.750%, 05/15/11                                           50             49
   5.750%, 01/30/07                                            5              5
  Lehman Brothers Holdings
   7.000%, 02/01/08                                           50             54
  Morgan Stanley Dean Witter
   8.000%, 06/15/10                                           70             78
  Salomon Smith Barney Holdings
   6.250%, 01/15/05                                          105            110
  US Bank NA
   6.300%, 02/04/14                                           15             15
  Wachovia
   6.950%, 11/01/04                                           20             21
  Wells Fargo
   6.450%, 02/01/11                                           50             52
                                                                         ------
                                                                            697
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                            Par          Value
                                                           (000)         (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
HEALTHCARE -- 0.2%
  Tenet Healthcare
   5.000%, 07/01/07                                         $ 10         $   10
--------------------------------------------------------------------------------
INDUSTRIALS -- 1.1%
  Ermerson Electric
   5.850%, 03/15/09                                           20             21
  Illinois Tool Works
   5.750%, 03/01/09                                           25             26
  Systems 2001 Asset Trust (A)
   6.664%, 09/15/13                                           14             14
                                                                         ------
                                                                             61
--------------------------------------------------------------------------------
TECHNOLOGY -- 0.9%
  Hewlett-Packard
   7.150%, 06/15/05                                           20             21
   5.750%, 12/15/06                                           25             26
                                                                         ------
                                                                             47
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.4%
  Cox Communications
   6.750%, 03/15/11                                           20             18
  Sprint Capital (A)
   8.375%, 03/15/12                                            5              4
                                                                         ------
                                                                             22
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.7%
  CSX
   6.300%, 03/15/12                                            5              5
  Norfolk Southern
   6.200%, 04/15/09                                           30             31
  Union Pacific
   6.125%, 01/15/12                                           15             15
  US Airways, Series 2000-3G
   7.890%, 09/01/20                                           39             41
                                                                         ------
                                                                             92
--------------------------------------------------------------------------------
Total Corporate Bonds (Cost $1,386)                                       1,439
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 8.8%
AUTOMOTIVE -- 1.9%
  ANRC Auto Owner Trust,
   Series 2001-A, Cl A4
   4.320%, 06/16/08                                          100            102
--------------------------------------------------------------------------------
MORTGAGE RELATED -- 3.5%
  General Motors Acceptance,
   Series 2001-HE-2, Cl IIA4
   6.370%, 09/25/31                                           75             79
  Saxon Asset Securities Trust,
   Series 1999-3, Cl AF6
   7.525%, 06/25/14                                          100            108
                                                                         ------
                                                                            187
--------------------------------------------------------------------------------


4  JUNE 30, 2002 (UNAUDITED)

                                                         STATEMENT OF NET ASSETS
                                                       THE ARMADA ADVANTAGE FUND

BOND FUND
--------------------------------------------------------------------------------
                                                            Par          Value
                                                           (000)         (000)
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- CONTINUED
OTHER -- 3.4%
  Detroit Edison Securitization Funding LLC,
   Series 2001-1, Cl A6
   6.620%, 03/01/16                                         $ 50         $   53
  PECO Energy Transition Trust,
   Series 2001-A, Cl A1
   6.520%, 12/31/10                                           65             70
  PSE&G Transition Funding LLC,
   Series 2001-1, Cl A8
   6.890%, 12/15/17                                           50             55
                                                                         ------
                                                                            178
--------------------------------------------------------------------------------
Total Asset Backed Securities (Cost $440)                                   467
--------------------------------------------------------------------------------
                                                         Number          Value
                                                        of Shares        (000)
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 0.8%
  Armada Money Market Fund, Cl I+                         42,082             42
--------------------------------------------------------------------------------
Total Related Party Money Market Fund (Cost $42)                             42
--------------------------------------------------------------------------------
Total Investments -- 99.3% (Cost $ 5,105)                                 5,300
--------------------------------------------------------------------------------
Other Assets & Liabilities -- 0.7%                                           37
--------------------------------------------------------------------------------
NET ASSETS:
  Portfolio Shares
   (unlimited authorization -- no par value)
   based on 534,957 outstanding shares
   of beneficial interest                                                 5,278
  Undistributed net investment income                                       412
  Accumulated net realized loss on investments                             (548)
  Net unrealized appreciation on investments                                195
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                               $5,337
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share                                                         $9.98
--------------------------------------------------------------------------------
(A)PRIVATE PLACEMENT SECURITY
+SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
CL --  CLASS
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
NA --  NATIONAL ASSOCIATION
SEE NOTES TO FINANCIAL STATEMENTS.


                                                    JUNE 30, 2002 (UNAUDITED)  5

STATEMENT OF NET ASSETS
THE ARMADA ADVANTAGE FUND

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                                          Number         Value
                                                        of Shares        (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- 84.2%
AUSTRALIA -- 0.7%
  John Fairfax Holdings                                   38,800         $   72
--------------------------------------------------------------------------------
BELGIUM -- 1.6%
  Interbrew#                                               3,680            106
  Umicore#                                                 1,362             59
                                                                         ------
                                                                            165
--------------------------------------------------------------------------------
BRAZIL -- 1.1%
  Cia de Bebidas das Americas, ADR                         2,500             39
  Empresa Brasileira de Aeronautica, ADR                   1,766             38
  Petroleo Brasileiro, ADR                                 1,876             35
                                                                         ------
                                                                            112
--------------------------------------------------------------------------------
CANADA -- 0.5%
  Talisman Energy                                          1,100             50
--------------------------------------------------------------------------------
CHINA -- 1.4%
  Aluminum Corporation of China                           57,500             10
  China Mobile*                                           15,511             46
  Huaneng Power International, Cl H                      109,519             90
                                                                         ------
                                                                            146
--------------------------------------------------------------------------------
DENMARK -- 1.2%
  Danske Bank#                                             3,315             61
  Novo-Nordisk, Cl B                                       1,918             64
                                                                         ------
                                                                            125
--------------------------------------------------------------------------------
FINLAND -- 1.2%
  Metso                                                    7,450             97
  Nokia, ADR                                               2,500             36
                                                                         ------
                                                                            133
--------------------------------------------------------------------------------
FRANCE -- 7.7%
  Alcatel, ADR                                             3,500             25
  Alstom*#                                                 2,000             21
  Altran Technologies#                                     1,051             31
  Atos Origin*#                                              736             47
  Aventis, ADR                                               780             55
  Axa#                                                     2,016             37
  BNP Paribas                                              1,930            107
  Carrefour                                                1,100             60
  Cie de Saint-Gobain                                      1,496             67
  France Telecom#                                          1,980             19
  STMicroelectronics, ADR                                  2,180             53
  Suez                                                     1,900             51
  TotalFinaElf                                               625            102
  TotalFinaElf, ADR                                          450             36
  Vinci#                                                   1,100             75
  Vivendi Universal                                          710             15
  Vivendi Universal, ADR                                     800             17
                                                                         ------
                                                                            818
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                         Number          Value
                                                        of Shares        (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- CONTINUED
GERMANY -- 4.7%
  Allianz#                                                   475         $   95
  Altana#                                                  1,321             67
  Bayerische Hypo-und Vereinsbank#                         2,505             82
  Deutsche Telekom                                         4,800             45
  E.ON#                                                      900             52
  Fraport AG Frankfurt Airport Services
   Worldwide#                                              1,635             39
  Muenchener Rueckversicherungs#                             185             44
  SAP, ADR                                                 2,800             68
                                                                         ------
                                                                            492
--------------------------------------------------------------------------------
HONG KONG -- 0.4%
  Hutchison Whampoa                                        5,950             45
--------------------------------------------------------------------------------
IRELAND -- 1.3%
  Bank of Ireland                                          5,071             63
  Kerry Group, Cl A                                        1,400             21
  Ryanair Holdings*                                        9,060             55
                                                                         ------
                                                                            139
--------------------------------------------------------------------------------
ITALY -- 3.4%
  Assicurazioni Generali#                                  2,195             52
  ENI-Ente Nazionale Idrocarburi#                          4,000             64
  IntesaBci#                                              34,163            104
  Saipem#                                                  4,808             35
  Telecom Italia#                                         12,937            102
                                                                         ------
                                                                            357
--------------------------------------------------------------------------------
JAPAN -- 13.5%
  Canon                                                    3,673            139
  Fast Retailing                                           1,800             39
  Fuji Photo Film                                          2,000             65
  Honda Motor                                              1,900             77
  Kansai Electric Power                                    3,423             54
  Meitec                                                   2,230             74
  NEC                                                      6,625             46
  Nipponkoa Insurance                                     18,700             74
  Nissan Motor                                             6,200             43
  NTT Docomo                                                  35             86
  Orix                                                       992             80
  Promise                                                  1,373             69
  Shin-Etsu Chemical                                       3,050            131
  SMC                                                        517             61
  Sony, ADR                                                1,672             89
  Takeda Chemical Industries                               1,600             71
  Tanabe Seiyaku                                           8,692             76
  Tokyo Gas                                               21,700             61
  Toshiba*                                                14,300             59
  Toyo Ink Manufacturing#                                  9,615             29
                                                                         ------
                                                                          1,423
--------------------------------------------------------------------------------

6  JUNE 30, 2002 (UNAUDITED)

                                                         STATEMENT OF NET ASSETS
                                                       THE ARMADA ADVANTAGE FUND

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                                         Number          Value
                                                        of Shares        (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- CONTINUED
MEXICO -- 3.0%
  America Movil, ADR                                       2,800         $   37
  Cemex, ADR                                               1,900             50
  Fomento Economico Mexicano, ADR                          2,642            104
  Telefonos de Mexico, ADR                                 3,839            123
                                                                         ------
                                                                            314
--------------------------------------------------------------------------------
NETHERLANDS -- 8.5%
  ABN Amro Holding                                         2,050             37
  Aegon                                                    6,109            128
  ASM International*                                       3,116             54
  Hunter Douglas                                           2,848             88
  ING Groep                                                5,106            132
  Koninklijke Ahold                                        5,082            107
  Koninklijke Philips Electronics, ADR                     3,823            106
  Nutreco Holding                                          1,602             55
  Royal Dutch Petroleum, ADR                               1,100             61
  Unilever                                                 1,117             72
  Wolters Kluwer                                           3,223             61
                                                                         ------
                                                                            901
--------------------------------------------------------------------------------
NORWAY -- 1.7%
  Norsk Hydro                                              2,224            106
  Norske Skogindustrier                                    3,980             75
                                                                         ------
                                                                            181
--------------------------------------------------------------------------------
SINGAPORE -- 0.8%
  DBS Group Holdings                                       7,100             50
  SembCorp Industries                                     41,815             32
                                                                         ------
                                                                             82
--------------------------------------------------------------------------------
SOUTH KOREA -- 2.1%
  Korea Telecom, ADR                                       2,600             56
  Posco, ADR                                               3,182             87
  Samsung Electronics, GDR                                   580             80
                                                                         ------
                                                                            223
--------------------------------------------------------------------------------
SPAIN -- 3.2%
  Banco Bilbao Vizcaya Argentaria                          7,255             82
  Cortefiel                                                5,780             35
  Gas Natural                                              3,700             72
  Sociedad General de Aguas de Barcelona                   8,300             98
  Telefonica*                                              6,629             56
                                                                         ------
                                                                            343
--------------------------------------------------------------------------------
SWEDEN -- 1.5%
  Nordea                                                  15,574             85
  Sandvik                                                  2,846             71
                                                                         ------
                                                                            156
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                          Number         Value
                                                        of Shares        (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- CONTINUED
SWITZERLAND -- 8.1%
  Credit Suisse Group*#                                    1,990         $   64
  Julius Baer Holding, Cl B#                                 215             62
  Nestle#                                                    642            150
  Novartis                                                 3,150            139
  Swatch Group, Cl B#                                        550             49
  Swiss Re#                                                1,000             98
  Swisscom                                                   295             86
  UBS*#                                                    3,001            152
  Zurich Financial Services#                                 260             53
                                                                         ------
                                                                            853
--------------------------------------------------------------------------------
TAIWAN -- 0.5%
  United Microelectronics, ADR*                            7,100             52
--------------------------------------------------------------------------------
UNITED KINGDOM -- 16.1%
  AstraZeneca, ADR                                         2,239             92
  Barclays                                                14,076            119
  BHP Billiton                                            12,937             71
  BP                                                      17,069            144
  BP, ADR                                                  2,534            128
  British Energy                                          14,192             29
  Diageo                                                   3,318             43
  Friends Provident*                                      26,500             59
  Gallaher Group                                           9,800             92
  GlaxoSmithKline, ADR                                     1,800             78
  HBOS                                                     6,800             74
  Hilton Group                                            34,661            121
  HSBC Holdings*                                          11,263            129
  Jarvis                                                   2,800             14
  Northern Rock                                            7,120             74
  Royal Bank of Scotland Group                             4,969            142
  Scottish Power                                          12,367             67
  Shire Pharmaceuticals*                                   4,800             43
  Somerfield*                                             41,750             75
  Vodafone Group                                          74,105            102
                                                                         ------
                                                                          1,696
--------------------------------------------------------------------------------
Total Foreign Common Stock (Cost $9,172)                                  8,878
--------------------------------------------------------------------------------
FOREIGN PREFERRED STOCK -- 1.1%
GERMANY -- 1.1%
  Henkel KGaA#                                             1,628            112
--------------------------------------------------------------------------------
Total Foreign Preferred Stock (Cost $112)                                   112
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                           Par          Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
FOREIGN BONDS -- 1.5%
BRAZIL -- 1.5%
  Federal Republic of Brazil
  11.000%, 08/17/40                                         $280            157
--------------------------------------------------------------------------------
Total Foreign Bonds (Cost $208)                                             157
--------------------------------------------------------------------------------

                                                    JUNE 30, 2002 (UNAUDITED)  7

STATEMENT OF NET ASSETS
THE ARMADA ADVANTAGE FUND

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                                           Par          Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION (A) -- 8.1%
   1.700%, 07/11/02                                         $860         $  860
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (Cost $860)                        860
--------------------------------------------------------------------------------
                                                          Number         Value
                                                        of Shares        (000)
--------------------------------------------------------------------------------
MONEY MARKET FUND -- 4.3%
  Goldman Sachs Financial Square Prime
   Obligation Money Market Fund                          451,520            452
--------------------------------------------------------------------------------
Total Money Market Fund (Cost $452)                                         452
--------------------------------------------------------------------------------
Total Investments -- 99.2% (Cost $ 10,804)                               10,459
--------------------------------------------------------------------------------
Other Assets & Liabilities -- 0.8%                                           84
--------------------------------------------------------------------------------
NET ASSETS:
  Portfolio Shares
   (unlimited authorization -- no par value)
   based on 1,438,183 outstanding shares
   of beneficial interest                                                13,031
  Undistributed net investment income                                        23
  Accumulated   net  realized  loss  on  investments  and  futures       (2,174)
  Net unrealized  depreciation  on  investments  and  futures              (347)
  Net  unrealized appreciation of foreign currency and translation
   of other assets and liabilities in foreign currency                       10
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                               $10,543
--------------------------------------------------------------------------------
 Net Asset Value, Offering and Redemption Price Per Share                  $7.33
--------------------------------------------------------------------------------

(A)RATE SHOWN IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
*NON-INCOME PRODUCING SECURITY
#SECURITY FULLY OR PARTIALLY ON LOAN
ADR -- AMERICAN DEPOSITORY RECEIPT
Cl --  CLASS
GDR -- GLOBAL DEPOSITORY RECEIPT
SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     % of         Value
Sector Diversification             Net Assets     (000)
--------------------------------------------------------------------------------
Aerospace & Defense                    0.4%     $   38
Automotive                             1.1         120
Chemicals                              1.2         131
Commercial Services                    1.5         160
Construction                           1.8         192
Consumer Products                      4.6         484
Energy                                10.2       1,079
Entertainment                          1.1         121
Financials                            16.4       1,733
Food, Beverage & Tobacco              10.2       1,074
Insurance                              6.4         676
Machinery                              2.4         251
Manufacturing                          1.0         106
Metals & Minerals                      2.2         227
Multimedia                             1.6         166
Pharmaceuticals                        6.5         683
Retail                                 1.2         124
Technology                             6.1         638
Telephones & Telecommunications        7.8         820
Transportation                         0.5          55
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCK            84.2       8,878
FOREIGN PREFERRED STOCK                1.1         112
FOREIGN BONDS                          1.5         157
U.S. GOVERNMENT AGENCY OBLIGATIONS     8.1         860
MONEY MARKET FUND                      4.3         452
--------------------------------------------------------------------------------
TOTAL INVESTMENTS                     99.2      10,459
OTHER ASSETS AND LIABILITIES           0.8          84
--------------------------------------------------------------------------------
TOTAL NET ASSETS                     100.0%    $10,543
--------------------------------------------------------------------------------

8 JUNE 30, 2002 (UNAUDITED)

                                                         STATEMENT OF NET ASSETS
                                                       THE ARMADA ADVANTAGE FUND

MID CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                          Number         Value
                                                        of Shares        (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.1%
COMMERCIAL SERVICES -- 9.3%
  Affiliated Computer Services, Cl A*                      2,050         $   97
  Career Education*                                        1,800             81
  Concord EFS*                                             5,600            169
  DST Systems*                                             2,300            105
  Fiserv*                                                  2,600             96
  IMS Health#                                              3,700             66
  Sungard Data Systems*                                    7,050            187
                                                                         ------
                                                                            801
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 15.6%
  Alberto-Culver, Cl B                                     2,850            136
  Autozone*                                                1,600            124
  Brinker International*                                   3,400            108
  CDW Computer Centers*                                      900             42
  Family Dollar Stores                                     4,750            168
  Fortune Brands                                           3,750            210
  Harman International Industries                            900             44
  O'Reilly Automotive*                                     5,850            161
  Oakley*                                                  6,300            110
  Petsmart*                                                5,700             92
  Reebok International*                                    1,400             41
  Ross Stores                                              2,800            114
                                                                         ------
                                                                          1,350
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 3.1%
  Constellation Brands, Cl A*                              4,600            147
  Performance Food Group*#                                 3,600            122
                                                                         ------
                                                                            269
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 7.8%
  Belo, Cl A                                               1,800             41
  CEC Entertainment*                                       2,900            120
  Hilton Hotels                                           10,850            151
  International Game Technology*                           2,000            113
  Lamar Advertising*                                       2,400             89
  Royal Caribbean Cruises                                  2,300             45
  Univision Communications, Cl A*#                         3,700            116
                                                                         ------
                                                                            675
--------------------------------------------------------------------------------
ENERGY -- 3.0%
  Anadarko Petroleum                                       2,150            106
  Apache                                                   2,715            156
                                                                         ------
                                                                            262
--------------------------------------------------------------------------------
FINANCIALS -- 5.8%
  Federated Investors, Cl B                                2,700             93
  Legg Mason                                               1,350             67
  Progressive                                              1,700             98
  T Rowe Price Group                                       2,550             84
  Willis Group Holdings*                                   4,875            161
                                                                         ------
                                                                            503
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                          Number         Value
                                                        of Shares        (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
HEALTHCARE -- 24.3%
  Allergan                                                 2,600         $  174
  Andrx Group*                                             2,300             62
  Anthem*                                                    650             44
  Caremark Rx*                                             5,700             94
  Charles River Laboratories International*                3,400            119
  Cytyc*                                                   7,900             60
  First Health Group*                                      9,450            265
  Forest Laboratories*                                     2,750            195
  Guidant*                                                 3,300            100
  Healthsouth*                                             9,250            118
  Idec Pharmaceuticals*#                                   3,450            122
  King Pharmaceuticals*                                    7,316            163
  Laboratory of America Holdings*                          5,000            228
  Medimmune*                                               3,200             85
  Millennium Pharmaceuticals*                              2,000             24
  Omnicare                                                 7,350            193
  OSI Pharmaceuticals*                                     2,550             61
                                                                         ------
                                                                          2,107
--------------------------------------------------------------------------------
TECHNOLOGY -- 25.0%
  Adobe Systems                                            3,600            103
  Altera*                                                  3,200             44
  Atmel*                                                  21,300            133
  AVX                                                      8,400            137
  BMC Software*                                            9,800            163
  Dupont Photomasks*                                       4,000            130
  Empresa Brasileira de Aeronautica, ADR                   4,496             96
  Kla-Tencor*                                              2,350            103
  Lawson Software*                                        17,950            104
  Lexmark International*                                   4,200            228
  Microchip Technology*                                    4,700            129
  National Semiconductor*                                  6,850            200
  Novellus Systems*                                        2,600             88
  Peoplesoft*                                              4,800             71
  Retek*#                                                  5,300            129
  Tech Data*                                               5,500            208
  Teradyne*                                                4,000             94
                                                                         ------
                                                                          2,160
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.6%
  Scientific-Atlanta                                       3,000             49
--------------------------------------------------------------------------------
TRANSPORTATION -- 2.6%
  Skywest                                                  4,800            112
  Southwest Airlines                                       7,000            113
                                                                         ------
                                                                            225
--------------------------------------------------------------------------------
Total Common Stock (Cost $8,392)                                          8,401
--------------------------------------------------------------------------------


                                                    JUNE 30, 2002 (UNAUDITED)  9

STATEMENT OF NET ASSETS
THE ARMADA ADVANTAGE FUND

MID CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                          Number         Value
                                                        of Shares        (000)
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 3.3%
  Armada Money Market Fund, Cl I+                        286,069         $  286
--------------------------------------------------------------------------------
Total Related Party Money Market Fund (Cost $286)                           286
--------------------------------------------------------------------------------
Total Investments -- 100.4% (Cost $8,678)                                 8,687
--------------------------------------------------------------------------------
Other Assets & Liabilities -- (0.4)%                                        (34)
--------------------------------------------------------------------------------
NET ASSETS:
  Portfolio Shares
   (unlimited authorization -- no par value)
   based on 2,612,130 outstanding shares
   of beneficial interest                                                13,663

  Accumulated net investment loss                                           (73)
  Accumulated net realized loss on investments                           (4,946)
  Net unrealized appreciation on investments                                  9
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                               $8,653
--------------------------------------------------------------------------------
 Net Asset Value, Offering and Redemption Price Per Share                 $3.31
--------------------------------------------------------------------------------
*NON-INCOME PRODUCING SECURITY
#SECURITY FULLY OR PARTIALLY ON LOAN
+SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
Cl --  CLASS
SEE NOTES TO FINANCIAL STATEMENTS.


10 JUNE 30, 2002 (UNAUDITED)

                                                         STATEMENT OF NET ASSETS
                                                       THE ARMADA ADVANTAGE FUND

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                          Number         Value
                                                        of Shares        (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.4%
COMMERCIAL SERVICES -- 7.5%
  Corporate Executive Board*                               2,500         $   86
  EPIQ Systems*                                            5,150             88
  Intrado*                                                 2,850             55
  John H. Harland                                          3,200             90
  MPS Group*                                               8,600             73
  Shuffle Master*                                          3,800             70
  TeleTech Holdings*                                       6,350             60
                                                                         ------
                                                                            522
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 21.4%
  A.C. Moore Arts & Crafts*                                1,900             90
  Action Performance*                                      1,000             32
  American Woodmark                                        2,300            129
  Claire's Stores                                          2,400             55
  Cost Plus of California*                                 3,000             91
  Elcor                                                    3,800            104
  Finish Line, Cl A*                                       5,950            107
  Gymboree*                                                3,400             54
  Harman International Industries                          1,700             84
  Insight Enterprises*                                     4,700            118
  Movie Gallery*                                           3,800             80
  NBTY*                                                    4,550             70
  Petsmart*                                                6,600            106
  Pier 1 Imports                                           2,900             61
  Quiksilver*                                              2,400             60
  Too*                                                     3,050             94
  West Marine*                                             3,800             49
  Winnebago Industries                                     2,550            112
                                                                         ------
                                                                          1,496
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 6.5%
  American Italian Pasta, Cl A*                            2,550            130
  Buca*#                                                   3,900             74
  Panera Bread, Cl A*#                                     4,300            148
  Whole Foods Market*                                        650             31
  Wild Oats Markets*                                       4,500             73
                                                                         ------
                                                                            456
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 4.0%
  Alliance Gaming*                                         5,100             64
  Bright Horizons Family Solutions*                          650             21
  Entercom Communications*#                                1,900             87
  Hearst-Argyle Television*                                2,650             60
  Penn National Gaming*                                    2,800             51
                                                                         ------
                                                                            283
--------------------------------------------------------------------------------
ENERGY -- 5.9%
  CAL Dive International*                                  2,150             47
  Hanover Compressor*#                                     3,250             44
  Patterson-UTI Energy*                                    2,800             79
  Superior Energy Services*                                7,100             72
  Ultra Petroleum*                                         6,500             50
  Varco International*                                     3,950             69
  Veritas DGC*                                             3,900             49
                                                                         ------
                                                                            410
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                          Number         Value
                                                        of Shares        (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
FINANCIALS -- 1.8%
  East-West Bancorp                                        2,200         $   76
  Erie Indemnity, Cl A                                     1,300             53
                                                                         ------
                                                                            129
--------------------------------------------------------------------------------
HEALTHCARE -- 19.2%
  Acambis, ADR*                                            2,550             84
  American Medical Security Group*                           900             21
  Amerigroup*                                              2,775             76
  Axcan Pharma*                                            6,600             99
  Cardiac Science*                                        24,700             92
  Dianon Systems*                                          1,150             61
  Genta*#                                                  5,900             49
  Isis Pharmaceuticals*                                    4,200             40
  Kos Pharmaceuticals*#                                    2,900             59
  Medical Staffing Network Holdings*                       2,850             70
  Mercury General                                          2,450            119
  Meridian Medical Technologies*                           2,900            105
  OSI Pharmaceuticals*                                       900             22
  Pharmaceutical Resources*                                3,200             89
  SICOR*                                                   3,950             73
  Theragenics*                                            10,800             91
  Therasense*#                                             3,000             55
  United Surgical Partners International*                  2,150             67
  Urologix*                                                5,550             71
                                                                         ------
                                                                          1,343
--------------------------------------------------------------------------------
INDUSTRIALS -- 0.8%
  AGCO*                                                    2,700             53
--------------------------------------------------------------------------------
TECHNOLOGY -- 22.7%
  Activision*                                              3,850            112
  Adaptec*                                                 3,550             28
  ASM International*#                                      4,200             72
  Brooks-PRI Automation*                                   2,050             52
  Concurrent Computer*                                    11,300             52
  CoorsTek*                                                1,000             31
  Dupont Photomasks*                                       2,300             75
  Fidelity National Information Solutions*#                1,300             31
  Hifn*                                                    3,550             23
  Identix*                                                14,050            103
  Integrated Silicon Solutions*                            3,950             35
  Iona Technologies, ADR*                                  4,600             24
  Itron*                                                   2,500             66
  Lexar Media*                                            18,800             80
  MRO Software*                                            3,300             38
  Oak Technology*                                          6,100             28
  Omnivision Technologies*                                11,450            163
  Optimal Robotics, Cl A*#                                 5,200             38
  Power Integrations*                                      3,700             66
  SCM Microsystems*                                       10,000            134
  Silicon Storage Technology*                              8,550             67
  Sypris Solutions*                                        5,600            102
  Virage Logic*                                            4,300             56
  Zoran*                                                   4,800            110
                                                                         ------
                                                                          1,586
--------------------------------------------------------------------------------

                                                   JUNE 30, 2002 (UNAUDITED)  11

STATEMENT OF NET ASSETS
THE ARMADA ADVANTAGE FUND

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                          Number         Value
                                                        of Shares        (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
TELECOMMUNICATIONS -- 0.1%
  Metro One Telecommunications*                              750         $   10
--------------------------------------------------------------------------------
TRANSPORTATION -- 4.3%
  C.H. Robinson Worldwide                                  3,250            109
  Skywest                                                  3,300             77
  USFreightways                                            3,050            116
                                                                         ------
                                                                            302
--------------------------------------------------------------------------------
WHOLESALE -- 1.2%
  Hughes Supply                                            1,900             85
--------------------------------------------------------------------------------
Total Common Stock (Cost $6,773)                                          6,675
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 7.8%
  Armada Money Market Fund, Cl I+                        545,443            545
--------------------------------------------------------------------------------
Total Related Party Money Market Fund (Cost $545)                           545
--------------------------------------------------------------------------------
Total Investments -- 103.2% (Cost $ 7,318)                                7,220
--------------------------------------------------------------------------------
Other Assets & Liabilities -- (3.2)%                                       (227)
--------------------------------------------------------------------------------
NET ASSETS:
  Portfolio Shares
   (unlimited authorization -- no par value)
   based on 915,024 outstanding shares
   of beneficial interest                                                 9,231
  Accumulated net investment loss                                           (80)
  Accumulated net realized loss on investments and futures               (2,060)
  Net unrealized depreciation on investments and futures                    (98)
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                               $6,993
--------------------------------------------------------------------------------
 Net Asset Value, Offering and Redemption
  Price Per Share                                                         $7.64
--------------------------------------------------------------------------------

*NON-INCOME PRODUCING SECURITY
#SECURITY FULLY OR PARTIALLY ON LOAN
+SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITORY RECIEPT
Cl --  CLASS
SEE NOTES TO FINANCIAL STATEMENTS.


12  JUNE 30, 2002 (UNAUDITED)

                                                            FINANCIAL STATEMENTS
                                                       THE ARMADA ADVANTAGE FUND

------------------------------------------------------------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS (000)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED JUNE 30, 2002
                                                           -------------------------------------------------------------------------
                                                                          INTERNATIONAL       MID CAP          SMALL CAP
                                                            BOND             EQUITY           GROWTH            GROWTH
                                                            FUND              FUND             FUND              FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                     $161             $  20           $     2           $     5
Dividends                                                      --               157                13                 3
Securities lending                                             --                 4                 2                 2
Less: Foreign taxes withheld                                   --               (24)               (1)               --
------------------------------------------------------------------------------------------------------------------------------------
Total Investment Income                                       161               157                16                10
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                       15                64                52                41
Administration fees                                             8                17                17                14
Custodian fees                                                  3                31                 3                 3
Professional fees                                              10                22                26                20
Transfer agent fees                                             5                 4                 4                 4
Printing and shareholder reports                                6                 9                12                 7
Miscellaneous fees                                              5                 2                 1                 1
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                 52               149               115                90
------------------------------------------------------------------------------------------------------------------------------------
LESS:
   Waiver of Investment Advisory Fees                          --               (28)              (26)               --
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                52               121                89                90
------------------------------------------------------------------------------------------------------------------------------------
 Net Investment Income/(Loss)                                 109                36               (73)              (80)
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments sold                   29              (364)           (1,666)             (493)
Net realized loss on foreign currency transactions             --               (10)               --                --
Net realized gain/(loss) on futures                            --              (106)               --                14
Net change in unrealized depreciation on futures               --               (11)               --                --
Net change in unrealized appreciation on foreign
   currency translation                                        --                 6                --                --
Net change in unrealized appreciation/(depreciation)
   on investments                                              50                96              (497)           (1,476)
------------------------------------------------------------------------------------------------------------------------------------
Net gain/(loss) on investments                                 79              (389)           (2,163)           (1,955)
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting
  from operations                                            $188             $(353)          $(2,236)          $(2,035)
====================================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.


                                                    JUNE 30, 2002 (UNAUDITED) 13

FINANCIAL STATEMENTS
THE ARMADA ADVANTAGE FUND

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
                                                                BOND FUND                          INTERNATIONAL EQUITY FUND
                                                  ------------------------------------        --------------------------------------
                                                        SIX MONTHS            YEAR             SIX MONTHS           YEAR
                                                           ENDED              ENDED               ENDED             ENDED
                                                       JUNE 30, 2002       DECEMBER 31,       JUNE 30, 2002      DECEMBER 31,
                                                        (UNAUDITED)           2001             (UNAUDITED)           2001
------------------------------------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income/(loss)                               $  109            $  283           $    36              $   (44)
Net realized gain/(loss) on investments,
   futures and foreign currency transactions                   29                69              (480)              (1,421)
Net change in unrealized appreciation/
   (depreciation) on investments, futures
   and foreign currency translation                            50                32                91               (2,629)
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets
   resulting from operations                                  188               384              (353)              (4,094)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from
   net investment income                                       --              (377)               --                  --
Distributions from
   net realized capital gains                                  --                --                --               (1,626)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                            --              (377)               --               (1,626)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from shares issued                                   121               365               196                1,162
Dividends reinvested                                           --               377                --                1,626
Value of shares redeemed                                     (655)           (1,504)             (704)              (1,917)
------------------------------------------------------------------------------------------------------------------------------------
Increase/(decrease) in net assets from
   capital transactions                                      (534)             (762)             (508)                 871
------------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                 (346)             (755)             (861)               4,849)
NET ASSETS:
Beginning of period                                         5,683             6,438            11,404               16,253
------------------------------------------------------------------------------------------------------------------------------------
End of period                                              $5,337            $5,683           $10,543              $11,404
====================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Issued                                                         12                37                26                  127
Reinvested                                                     --                39                --                  240
Redeemed                                                      (66)             (152)              (93)                (211)
------------------------------------------------------------------------------------------------------------------------------------
Change in shares                                              (54)              (76)              (67)                 156
====================================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

14  JUNE 30, 2002 (UNAUDITED)

                                                            FINANCIAL STATEMENTS
                                                       THE ARMADA ADVANTAGE FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------

                                                             MID CAP GROWTH FUND                     SMALL CAP GROWTH FUND
                                                  -------------------------------------      ---------------------------------------
                                                        SIX MONTHS             YEAR             SIX MONTHS            YEAR
                                                           ENDED              ENDED               ENDED              ENDED
                                                       JUNE 30, 2002       DECEMBER 31,        JUNE 30, 2002      DECEMBER 31,
                                                        (UNAUDITED)           2001              (UNAUDITED)           2001
------------------------------------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment loss                                       $   (73)          $  (122)          $   (80)             $  (156)
Net realized loss on investments and futures               (1,666)           (2,828)             (479)                (913)
Net change in unrealized depreciation on
   investments and futures                                   (497)             (477)           (1,476)                 (79)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets
   resulting from operations                               (2,236)           (3,427)           (2,035)              (1,148)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from
   net realized capital gains                                  --            (6,365)               --               (2,456)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                            --            (6,365)               --               (2,456)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from shares issued                                   334             1,639               194                  599
Dividends reinvested                                           --             6,365                --                2,456
Value of shares redeemed                                   (1,389)           (4,150)             (816)              (2,065)
------------------------------------------------------------------------------------------------------------------------------------
Increase/(decrease) in net assets from
   capital transactions                                    (1,055)            3,854              (622)                 990
------------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets                               (3,291)           (5,938)           (2,657)              (2,614)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                        11,944            17,882             9,650               12,264
------------------------------------------------------------------------------------------------------------------------------------
End of period                                             $ 8,653           $11,944           $ 6,993              $ 9,650
====================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Issued                                                        88                216                22                   48
Reinvested                                                    --              1,935                --                  311
Redeemed                                                    (367)              (572)              (95)                (167)
------------------------------------------------------------------------------------------------------------------------------------
Change in shares                                            (279)             1,579               (73)                 192
====================================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.


                                                    JUNE 30, 2002 (UNAUDITED) 15

NOTES TO FINANCIAL STATEMENTS
THE ARMADA ADVANTAGE FUND


1. ORGANIZATION:

The Armada  Advantage  Fund (the  "Trust") is  registered  under the  Investment
Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company authorized to issue an unlimited number of shares which are shares of beneficial interest without par value. The Trust presently offers portfolio of shares of the Equity Growth Fund, International Equity Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Bond Fund. These financial statements and related notes pertain to the Bond, International Equity, Mid Cap Growth and Small Cap Growth Funds, (collectively, "the Funds" and individually, a "Fund"). Sales of shares of the Funds may only be made to separate accounts of various life insurance companies ("Participating Insurance Companies") and certain qualified benefit plans. As of June 30, 2002, the Participating Insurance Company for the Bond, International Equity, Mid Cap Growth and Small Cap Growth Funds is Security Benefit Life Insurance Company. Additionally, Hartford Life Insurance Company is the Participating Insurance Company for the Equity Growth, International Equity and Mid Cap Growth Funds.

2. SIGNIFICANT ACCOUNTING POLICIES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

SECURITIES VALUATION:

Investment securities of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). If there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid and asked prices. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost. Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate an NAV. As a result, the market value of these Funds' investments may change on days when you cannot buy and hold shares of a Fund.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis. Discounts and market premiums are amortized and classified as interest income over the lives of the respective securities. Dividends are


16  JUNE 30, 2002 (UNAUDITED)

                                                   NOTES TO FINANCIAL STATEMENTS
                                                       THE ARMADA ADVANTAGE FUND


recorded on the ex-dividend date. The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Funds make distributions from net investment income and net realized capital gains on investments, if any, at least annually.

FOREIGN CURRENCY TRANSLATION:

The books and records of the International Equity Fund are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in operations for the current period. The Fund does not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

FORWARD FOREIGN CURRENCY CONTRACTS:

The International Equity Fund enters into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. At June 30, 2002, there were no forward foreign currency contracts outstanding.

FUTURES CONTRACTS:

Certain Funds may engage in futures contracts for the purpose of hedging against the value of the portfolio securities held and in the value of the securities a Fund intends to purchase, in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The net unrealized gain/(loss), if any, is shown in the financial statements.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

                                                    JUNE 30, 2002 (UNAUDITED) 17

NOTES TO FINANCIAL STATEMENTS
THE ARMADA ADVANTAGE FUND


Financial futures contracts open at June 30, 2002, were as follows:

                                   NOTIONAL                         UNREALIZED
                     NUMBER          COST          EXPIRA-             GAIN/
                       OF           AMOUNT           TION             (LOSS)
FUND               CONTRACTS         (000)           DATE              (000)
----               ---------      ----------      --------          ----------
INTERNATIONAL EQUITY FUND:
FTSE Index            10              $706          Sept-02              $ 7
SPI 200 Index         10               451          Sept-02               (9)
                                                                        ----
                                                                          (2)
                                                                        ----
SMALL CAP GROWTH FUND:
Russell 2000 Index     1               232          Sept-02               --
                                                                        ----

In connection with the outstanding futures contracts, $67,125 and $17,400 is held by the broker as collateral as of June 30, 2002 for the International Equity Fund and Small Cap Growth Fund, respectively.

REPURCHASE AGREEMENTS:

Repurchase Agreements are considered loans under the 1940 Act. In connection therewith, the Trust's custodian receives and holds collateral of not less than the repurchase price. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Trust maintains the right to sell the underlying securities at market value and any remaining loss may be subject to legal proceedings.

3. INVESTMENT ADVISER, DISTRIBUTION FEES AND OTHER RELATED PARTY TRANSACTIONS:

Fees paid by the Trust pursuant to the Advisory Agreements with National City Investment Management Company (the "Adviser" or "IMC"), an indirect wholly owned subsidiary of National City Corporation, are payable monthly based on an annual rate, listed in the table below, based on each Fund's average daily net assets. The Adviser may from time to time waive its fees payable by the Funds. At June 30, 2002, advisory fees accrued and unpaid amounted to:

                                      ANNUAL
                                       RATE                   (000)
                                   --------------        --------------
Bond Fund                              0.55%                   $2
International Equity Fund              1.15                     6
Mid Cap Growth Fund                    1.00                     4
Small Cap Growth Fund                  1.00                     6

National City Bank ("NCB") serves as the Funds' Custodian. For its services as the Trust's custodian, NCB receives fees at the following rates (i) 0.020% of the first $100 million of average gross assets; (ii) 0.010% of the next $650 million of average gross assets; and (iii) 0.008% of the average gross assets in excess of $750 million. NCB also receives a bundled transaction charge of 0.25% of the monthly asset-based custodial fee and is reimbursed for out-of-pocket expenses. SEI Investments Distribution Co. serves as distributor (the "Distributor") to the Funds. The Distributor receives no fees for its distribution services to the Funds.

The Trust and SEI Investments Mutual Fund Services ("SIMFS") are parties to an Administration Agreement under which SIMFS provides administrative services in exchange for fees at the greater of an annual rate of 0.20% of the Funds' average daily net assets, calculated daily and paid monthly, or $135,000 on aggregate net assets in the Funds.


Effective January 1, 2002, each Trustee receives an annual fee of $20,000 plus $4,000 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $16,000 per annum for services in such capacity. Prior to


18  JUNE 30, 2002 (UNAUDITED)

                                                   NOTES TO FINANCIAL STATEMENTS
                                                       THE ARMADA ADVANTAGE FUND


January 1, 2002, each Trustee received an annual fee of $15,000 plus $3,000 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board received an additional $5,000 per annum for services in such capacity. The Trustees and Chairman fees are paid for services rendered to all of the Funds and are allocated on a prorata basis across the portfolios of Armada Advantage Fund and The Armada Funds, another fund family managed by the Adviser. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any affiliate thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust's Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Expenses paid by the Trust for the six months ended June 30, 2002, include legal fees of $65,950 paid to Drinker, Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the Armada Money Market Funds, part of the Armada Funds, provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets.

4. INVESTMENTS:

During the six months ended June 30, 2002, purchases and sales of securities, other than short-term investments or U.S. government obligations, aggregated:

                                     PURCHASES             SALES
                                       (000)               (000)
                                   --------------         --------
Bond Fund ........................     $  457              $  579
International
 Equity Fund .....................      1,643               2,755
Mid Cap
 Growth Fund .....................      2,917               3,829
Small Cap
 Growth Fund .....................      4,691               5,307

Purchases and sales of long-term U.S. government obligations were:

                                     PURCHASES             SALES
                                       (000)               (000)
                                   --------------         --------
Bond Fund ........................     $2,393              $2,606

5. FEDERAL INCOME TAXES:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, foreign currency gains and


                                                    JUNE 30, 2002 (UNAUDITED) 19

NOTES TO FINANCIAL STATEMENTS
THE ARMADA ADVANTAGE FUND

losses and the "mark-to-market" of certain Passive Foreign Investment Companies (PFICs) for tax purposes. In addition, certain funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

At June 30, 2002, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds at June 30, 2002, is as follows:

                  FEDERAL          AGGREGATE            AGGREGATE
                    TAX              GROSS                GROSS
                   COST           APPRECIATION         DEPRECIATION        NET
                   (000)             (000)                (000)           (000)
                ----------       --------------      --------------     --------
Bond Fund         $ 5,105            $ 203               $    (8)         $ 195
International
 Equity Fund       10,804              830                (1,175)          (345)
Mid Cap
 Growth Fund        8,678            1,297                (1,288)             9
Small Cap
 Growth Fund        7,318              937                (1,035)           (98)

6. MARKET AND CREDIT RISK:

Some countries in which the International Equity Fund may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition of the Fund.

The Bond Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid.

Each Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

7. SECURITIES LENDING:

To generate additional income, the Funds may lend up to 33 1/3% of securities in which they are invested requiring that the loan be continuously secured by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities loaned. The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral. Union Bank of California acts as the securities lending agent in transactions involving the lending of portfolio securities on behalf of the Funds.


20  JUNE 30, 2002 (UNAUDITED)

                                                   NOTES TO FINANCIAL STATEMENTS
                                                       THE ARMADA ADVANTAGE FUND


There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by IMC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of IMC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. The loaned securities were fully collateralized by cash, U.S. government securities, short-term corporate notes and repurchase agreements as of June 30, 2002.

The market value of securities on loan and the related collateral received as of June 30, 2002 and the income received from securities lending for the six months ended June 30, 2002 were as follows:

                             MARKET             MARKET              INCOME
                            VALUE OF             VALUE           RECEIVED FROM
                          SECURITIES               OF             SECURITIES
                            ON LOAN            COLLATERAL           LENDING
                             (000)               (000)               (000)
                          ----------           ----------         ------------
International Equity Fund    $1,726             $1,825                $4
Mid Cap Growth Fund             533                552                 2
Small Cap Growth Fund           488                512                 2

                                                    JUNE 30, 2002 (UNAUDITED) 21

                                      NOTES

                                      NOTES

                               INVESTMENT ADVISER

                            National City Investment
                               Management Company
                             1900 East Ninth Street
                              Cleveland, Ohio 44114


                                   DISTRIBUTOR

                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456


                                  LEGAL COUNSEL

                            Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996




                          [ARMADA ADVANTAGE LOGO OMITTED]

                                                            FIRST-CLASS MAIL
                                                              U.S. POSTAGE
                                                                 PAID
                                                             LANCASTER, PA
                                                              PERMIT 1793

[ARMADA ADVANTAGE LOGO OMITTED]


One Freedom Valley Drive
Oaks, PA  19456

                           [WRITING ART GRAPHIC OMITTED]


INVESTMENT ADVISOR:



[GRAPHIC OMITTED]
      NCIMC


1900 East Ninth Street, 22nd Floor
Cleveland, OH  44114







ARM-AA-0400-0200